RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2021	May 31, 2021
C E O And Investor [Member]
Related Party Transaction [Line Items]
Notes Cancelled	1,100,000
Interest Payable	$ 50,091
C E O And Investor [Member] | Notes Payable Other Payables 1 [Member]
Related Party Transaction [Line Items]
Interest Payable	20,589
Notes Payable	1,026,630
C E O And Investor [Member] | Notes Payable Other Payables 2 [Member]
Related Party Transaction [Line Items]
Interest Payable	2,059
Notes Payable	102,663
Member Of Board [Member]
Related Party Transaction [Line Items]
Interest Payable	$ 4,000
Notes Payable		$ 200,000